Restructuring costs	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring costs
Note 18. Restructuring costs
During the years ended December 31, 2025, 2024 and 2023, the Company initiated certain restructuring activities for some parts of its operations, as part of aligning the business to the Company's growth strategy and streamlining the organization for improved efficiency. In connection with these activities, certain operations were discontinued, and others were divested. These restructuring activities include global workforce reduction, employees related expenses, impairment charges to fixed assets, inventory write-off and other charges.
During the twelve months ended December 31, 2025 and 2024 the Company recorded the following activity related to the restructuring activities in accrued expenses and other current liabilities on the balance sheet:

	Year ended December 31,
	2025	2024
	(U.S. $ in thousands)
Accrued expenses and other current liabilities as of January 1,	$3,859	$—
Restructuring charges and exchange rate impact	3,394	10,058
Cash payments	(5,261)	(6,199)
Accrued expenses and other current liabilities as of December 31,	$1,992	$3,859
The Company also recorded activity related to the restructuring activities in other long term liabilities in an amount of $1.2 million.
During the twelve months ended December 31, 2025, 2024 and 2023 the Company recognized the following restructuring charges, related to the restructuring activities:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in thousands)
Cost of revenues*	$6,733	$571	$12,316
Research and development, net	1,818	4,373	2,683
Selling, general and administrative	504	5,114	4,178
Total restructuring charges	$9,055	$10,058	$19,177
*Includes inventory write-off $3.7 million, $0.0 million and $3.4 million under Cost of revenues in the Consolidated Statements of Operations and Comprehensive Loss during the twelve months ended December 31, 2025, 2024 and 2023, respectively.
The Company substantially completed the implementation of its restructuring activities by December 31, 2025.